SHARE CAPITAL (Details 5) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfSharebasedPaymentsLineItems [Line Items]
Statements of Net Loss: share-based payments	$ 1,596	$ 3,032
Share-based payments	2,168	4,201
General and administration
DisclosureOfSharebasedPaymentsLineItems [Line Items]
Statements of Net Loss: share-based payments	824	2,254
Exploration and evaluation
DisclosureOfSharebasedPaymentsLineItems [Line Items]
Statements of Net Loss: share-based payments	143	106
Investor relations and marketing
DisclosureOfSharebasedPaymentsLineItems [Line Items]
Statements of Net Loss: share-based payments	325	437
Corporate development and due diligence
DisclosureOfSharebasedPaymentsLineItems [Line Items]
Statements of Net Loss: share-based payments	304	235
Mineral properties
DisclosureOfSharebasedPaymentsLineItems [Line Items]
Statements of Financial Position: share-based payments	$ 572	$ 1,169